August 7, 2024

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Preliminary Proxy Materials dated August 7, 2024 for:
	Value Line Small Cap Opportunities Fund, Inc.	(33-56028; 811-07388)
	Value Line Mid Cap Focused Fund, Inc.	(2-10827; 811-02265)
	Value Line Select Growth Fund, Inc.	(2-12663; 811-02278)
	Value Line Larger Companies Focused Fund, Inc.	(2-31640; 811-01807)
	Value Line Asset Allocation Fund, Inc.	(33-62240; 811-07702)
	Value Line Capital Appreciation Fund, Inc.	(2-11153; 811-02277)
	Value Line Core Bond Fund (the “Funds”)	(33-01575; 811-04471)

Ladies and Gentlemen:

Attached hereto for filing on behalf of the Funds pursuant to the Securities Exchange Act of 1934, as amended, and Rule 14a-101 thereunder, is the Preliminary Proxy Statement referenced above. Should you have any questions or comments, please do not hesitate to contact me at (617) 526-6787.

Very truly yours,

/s/ Gretchen Roin
Gretchen Roin

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